Proskauer Rose LLP Eleven Times Square New York, NY 10036-8299

July 17, 2020

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C.  20549
Attn:  Ms. Karen L. Rossotto

Re:	NB Crossroads Private Markets Access Fund LLC
Registration Statement on Form N-2

Ladies and Gentlemen:

On behalf of NB Crossroads Private Markets Access Fund LLC (the “Fund”), transmitted for filing with the Securities and Exchange Commission (the “Commission”) is the Fund’s Registration Statement on Form N-2 under the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Registration Statement”).  Concurrently herewith, the Fund is filing a Notification of Registration on Form N-8A under the 1940 Act.

The Fund is a closed-end, non-diversified management investment company.  Neuberger Berman Investment Advisers LLC will serve as the Fund’s investment adviser (the “Adviser”), and NB Alternatives Advisers LLC (the “Sub-Adviser”) will serve as the Fund’s investment sub-adviser.  The Fund’s investment objective is to seek to provide attractive long-term capital appreciation by investing primarily in an actively managed portfolio of private equity investments.

The Fund’s private equity investments are expected to focus on private equity strategies including: (i) buyouts; (ii) special situations; (iii) venture and growth capital; (iv) infrastructure and real assets; and (v) private credit.  The Fund’s investment exposure to these strategies is implemented via a variety of investment types that will include: (i) direct investments in the equity of private companies, and/or debt securities of operating companies and other credit instruments, including investments alongside private equity funds and other private equity firms and (ii) investments in private equity funds managed by various unaffiliated asset managers (“Portfolio Funds”) acquired in privately negotiated transactions (a) from investors in these Portfolio Funds, (b) in connection with a restructuring transaction of a Portfolio Fund(s), and/or (c) directly from a private equity fund; (iii) primary investments in newly formed Portfolio Funds and (iv) publicly listed private equity investments and investments in business development companies.

The Fund will be continuously offered, intends to engage in a “public offering” and is registering its shares under the Securities Act of 1933, as amended.  The Fund also intends to apply for an exemptive order from the Commission in order to issue multiple classes of units of limited liability company interests with differing distribution and/or service arrangements.

Securities and Exchange Commission
July 17, 2020

Please direct any questions or comments regarding the Fund’s Registration Statement to me at 212.969.3379 (kkaufman@proskauer.com) or Lisa P. Goldstein of this office at 212.969.3381 (lgoldstein@proskauer.com).

Very truly yours,

/s/ Kim E. Kaufman
Kim E. Kaufman

cc:  Lisa P. Goldstein
Nicole M. Runyan